Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 136,106	₩ 141,280
Valuation gain on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	3,316	24,683	₩ 51,187
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 10,710	₩ 1,800	₩ 8,741